Exhibit 99.1

World Omni Select Auto Trust 2021-A

Monthly Servicer Certificate

September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	222,012,079.16	14,889
Principal Payments	9,304,781.69	222
Defaulted Receivables	1,043,104.31	58
Repurchased Accounts	0.00	0
Pool Balance at 09/30/24	211,664,193.16	14,609

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.95%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	18,498,726.95	1,108
Past Due 61-90 days	6,816,108.19	390
Past Due 91-120 days	1,023,012.59	58
Past Due 121+ days	0.00	0
Total	26,337,847.73	1,556

Total 31+ Delinquent as % Ending Pool Balance	12.44%
Total 61+ Delinquent as % Ending Pool Balance	3.70%
Delinquency Trigger Occurred	NO

Recoveries	774,784.41
Aggregate Net Losses/(Gains) - September 2024	268,319.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.45%
Prior Net Losses/(Gains) Ratio	1.18%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	1.43%
Four Month Average	1.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.79%

Overcollateralization Target Amount	21,222,409.11
Actual Overcollateralization	21,222,409.11
Weighted Average Contract Rate	7.99%
Weighted Average Remaining Term	31.64

Flow of Funds	$ Amount
Collections	11,522,091.74
Investment Earnings on Cash Accounts	29,421.16
Servicing Fee	(231,262.58)
Transfer to Collection Account	-
Available Funds	11,320,250.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,887.05
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,222.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,426.50
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	9,369,087.19
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	1,791,327.08

Total Distributions of Available Funds	11,320,250.32

Servicing Fee	231,262.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 09/16/24	199,810,871.24
Principal Paid	9,369,087.19
Note Balance @ 10/15/24	190,441,784.05

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	8,800,871.24
Principal Paid	8,800,871.24
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class B
Note Balance @ 09/16/24	61,020,000.00
Principal Paid	568,215.95
Note Balance @ 10/15/24	60,451,784.05
Note Factor @ 10/15/24	99.0688038%

Class C
Note Balance @ 09/16/24	61,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	61,020,000.00
Note Factor @ 10/15/24	100.0000000%

Class D
Note Balance @ 09/16/24	47,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	47,750,000.00
Note Factor @ 10/15/24	100.0000000%

Class E
Note Balance @ 09/16/24	21,220,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	21,220,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	159,836.05
Total Principal Paid	9,369,087.19
Total Paid	9,528,923.24

Class A-1
Coupon	0.09567%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.53000%
Interest Paid	3,887.05
Principal Paid	8,800,871.24
Total Paid to A-3 Holders	8,804,758.29

Class B
Coupon	0.85000%
Interest Paid	43,222.50
Principal Paid	568,215.95
Total Paid to B Holders	611,438.45

Class C
Coupon	1.09000%
Interest Paid	55,426.50
Principal Paid	0.00
Total Paid to C Holders	55,426.50

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	0.00
Total Paid to D Holders	57,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1585581
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2941761
Total Distribution Amount	9.4527342

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0143938
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.5897843
Total A-3 Distribution Amount	32.6041781

B Interest Distribution Amount	0.7083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	9.3119625
Total B Distribution Amount	10.0202958

C Interest Distribution Amount	0.9083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.9083333

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	5,305,602.28
Investment Earnings	22,103.51
Investment Earnings Paid	(22,103.51)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,539,348.33	$3,724,600.90	$4,487,152.12
Number of Extensions	213	225	266
Ratio of extensions to Beginning of Period Receivables Balance	1.59%	1.60%	1.83%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.